Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DIMENSIONAL INVESTMENT GROUP INC.
Entity Central Index Key	0000861929
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Government Portfolio
Class Name	Institutional
Trading Symbol	DFYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Two-Year Government Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[1]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 132,559,170
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$132,559,170
Number of Holdings	24
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	89.5%
Agency Obligations	10.5%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	30.2%
1 to 3 Years	69.8%
[2]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Company Portfolio
Class Name	Institutional
Trading Symbol	DFUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$4	0.08%1,[2]
[3],[4]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[3],[4]
Net Assets	$ 14,092,873,142
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$14,092,873,142
Number of Holdings	508
Portfolio Turnover Rate	1%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. C	2.9%
Meta Platforms, Inc. A	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. B	1.4%

Sector Allocation (% of Total Investments) †
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%
[5]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Equity Portfolio
Class Name	Institutional
Trading Symbol	DGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.25%1,[2]
[6],[7]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[6],[7]
Net Assets	$ 11,243,744,608
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$11,243,744,608
Number of Holdings	6
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 2 Portfolio	52.9%
International Core Equity 2 Portfolio	18.4%
U.S. Core Equity 1 Portfolio	17.7%
Emerging Markets Core Equity 2 Portfolio	9.2%
DFA Real Estate Securities Portfolio	1.3%
DFA International Real Estate Securities Portfolio	0.5%
[8]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Allocation 60/40 Portfolio
Class Name	Institutional
Trading Symbol	DGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation 60/40 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%1,[2]
[9],[10]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[9],[10]
Net Assets	$ 3,703,311,168
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$3,703,311,168
Number of Holdings	12
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 2 Portfolio	32.2%
DFA Selectively Hedged Global Fixed Income Portfolio	14.5%
International Core Equity 2 Portfolio	11.4%
U.S. Core Equity 1 Portfolio	10.9%
DFA Short-Term Extended Quality Portfolio	9.6%
Emerging Markets Core Equity 2 Portfolio	5.7%
DFA Global Core Plus Fixed Income Portfolio	4.8%
DFA Five-Year Global Fixed Income Portfolio	4.8%
DFA Inflation-Protected Securities Portfolio	2.4%
DFA World ex U.S. Government Fixed Income Portfolio	2.4%
[11]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Allocation 25/75 Portfolio
Class Name	Institutional
Trading Symbol	DGTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation 25/75 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%1,[2]
[12],[13]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[12],[13]
Net Assets	$ 665,921,063
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$665,921,063
Number of Holdings	11
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Two-Year Global Fixed Income Portfolio	29.6%
DFA Short-Term Extended Quality Portfolio	29.6%
U.S. Core Equity 2 Portfolio	13.6%
DFA Inflation-Protected Securities Portfolio	10.9%
International Core Equity 2 Portfolio	4.8%
U.S. Core Equity 1 Portfolio	4.6%
DFA World ex U.S. Government Fixed Income Portfolio	4.0%
Emerging Markets Core Equity 2 Portfolio	2.4%
DFA Real Estate Securities Portfolio	0.4%
DFA International Real Estate Securities Portfolio	0.1%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Value Portfolio III
Class Name	Institutional
Trading Symbol	DFUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Cap Value Portfolio III (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7	0.13%1,2,[3]
[15],[16],[17]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[15],[16],[17]
Net Assets	$ 4,494,269,962
Holdings Count | $ / shares	316
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,494,269,962
Number of Holdings	316
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Micron Technology, Inc.	2.6%
Johnson & Johnson	2.5%
Cisco Systems, Inc.	2.5%
Chevron Corp.	2.1%
Berkshire Hathaway, Inc. B	1.8%
Goldman Sachs Group, Inc.	1.3%
UnitedHealth Group, Inc.	1.2%

Sector Allocation (% of Total Investments) †
Financials	22.2%
Industrials	14.3%
Energy	14.0%
Health Care	13.5%
Information Technology	12.9%
Consumer Discretionary	7.3%
Materials	6.5%
Communication Services	4.8%
Consumer Staples	4.1%
Real Estate	0.4%
[18]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio II
Class Name	Institutional
Trading Symbol	DFETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Portfolio II (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.34%1,2,[3]
[19],[20],[21]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[19],[20],[21]
Net Assets	$ 90,309,751
Holdings Count | $ / shares	2,154
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$90,309,751
Number of Holdings	2,154
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd.	12.4%
Samsung Electronics Co. Ltd.	5.9%
SK Hynix, Inc.	3.9%
Tencent Holdings Ltd.	2.1%
Delta Electronics, Inc.	0.8%
Alibaba Group Holding Ltd. (9988 HK)	0.8%
Alibaba Group Holding Ltd. (BABA US)	0.8%
Petroleo Brasileiro SA - Petrobras	0.8%
MediaTek, Inc.	0.8%
China Construction Bank Corp. H	0.7%

Top Countries (% of Total Investments) †
Taiwan	26.7%
China	20.7%
South Korea	19.0%
India	12.9%
Brazil	4.1%
South Africa	3.0%
Saudi Arabia	2.5%
Mexico	1.7%
Malaysia	1.3%
United Arab Emirates	1.3%
[22]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Value Portfolio
Class Name	Institutional
Trading Symbol	DFIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.28%1,2,[3]
[23],[24],[25]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[23],[24],[25]
Net Assets	$ 14,010,759,924
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$14,010,759,924
Number of Holdings	526
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Shell PLC	4.2%
TotalEnergies SE	3.0%
Banco Santander SA	2.2%
Toronto-Dominion Bank	1.4%
Barrick Mining Corp.	1.3%
Toyota Motor Corp.	1.3%
Zurich Insurance Group AG	1.2%
Engie SA	1.2%
BASF SE	1.1%
Bank of Montreal	1.1%

Top Countries (% of Total Investments) †
Japan	21.2%
United Kingdom	13.4%
Canada	12.3%
France	10.1%
Switzerland	8.2%
Germany	8.2%
Australia	5.9%
Netherlands	4.1%
Spain	3.7%
Sweden	2.2%
[26]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Value Portfolio III
Class Name	Institutional
Trading Symbol	DFVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Value Portfolio III (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.24%1,2,[3]
[27],[28],[29]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[27],[28],[29]
Net Assets	$ 3,507,824,123
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$3,507,824,123
Number of Holdings	526
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Shell PLC	4.2%
TotalEnergies SE	3.0%
Banco Santander SA	2.2%
Toronto-Dominion Bank	1.4%
Barrick Mining Corp.	1.3%
Toyota Motor Corp.	1.3%
Zurich Insurance Group AG	1.2%
Engie SA	1.2%
BASF SE	1.1%
Bank of Montreal	1.1%

Top Countries (% of Total Investments) †
Japan	21.2%
United Kingdom	13.4%
Canada	12.3%
France	10.1%
Switzerland	8.2%
Germany	8.2%
Australia	5.9%
Netherlands	4.1%
Spain	3.7%
Sweden	2.2%
[30]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Two-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
[31],[32]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[31],[32]
Net Assets	$ 125,875,179
Holdings Count | $ / shares	136
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$125,875,179
Number of Holdings	136
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	51.8%
Commercial Paper	36.5%
U.S. Treasury Obligations	9.9%
Agency Obligations	1.8%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	51.0%
1 to 3 Years	49.0%
[33]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Annualized

[2]
†	Excludes money market funds, if any.

[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[4]
2	Annualized

[5]
†	Excludes money market funds and collateral for loaned securities, if any.

[6]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[7]
2	Annualized

[8]
†	Excludes money market funds, if any.

[9]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[10]
2	Annualized

[11]
†	Excludes money market funds, if any.

[12]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[13]
2	Annualized

[14]
†	Excludes money market funds, if any.

[15]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[16]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[17]
3	Annualized

[18]
†	Excludes money market funds, if any.

[19]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[20]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[21]
3	Annualized

[22]
†	Excludes money market funds, if any.

[23]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[24]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[25]
3	Annualized

[26]
†	Excludes money market funds, if any.

[27]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[28]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[29]
3	Annualized

[30]
†	Excludes money market funds, if any.

[31]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[32]
2	Annualized

[33]
†	Excludes money market funds and collateral for loaned securities, if any.